UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	January 27, 2006
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		80
Form 13F Information Table Value Total:		$144,221


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2396    97828 SH       Sole                    97244               584
Abbott Laboratories            COM              002824100     1891    47960 SH       Sole                    47960
Avista (formerly Washington Wa COM              940688104      205    11600 SH       Sole                    11600
BP p.l.c. ADR                  COM              055622104     1810    28191 SH       Sole                    28191
BRE Properties                 COM              05564E106     2404    52856 SH       Sole                    52056               800
BellSouth Corp.                COM              079860102      435    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2251    97950 SH       Sole                    97250               700
Bunge Ltd.                     COM              G16962105     2683    47400 SH       Sole                    47400
Burlington Northern Santa Fe   COM              12189T104      287     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      371     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     3046    96000 SH       Sole                    95000              1000
Chevron Corporation (fmly. Che COM              166764100     7216   127112 SH       Sole                   126650               462
Con Agra Inc.                  COM              205887102      452    22288 SH       Sole                    22288
Consolidated Edison, Inc.      COM              209115104      227     4900 SH       Sole                     4900
DNP Select Income Fund (fmly.  COM              264324104     1735   166946 SH       Sole                   166946
Discovery Holdings A           COM              25468Y107      169    11150 SH       Sole                    11046               104
Donnelley (RR) & Sons (New)    COM              257867101     2189    64000 SH       Sole                    63500               500
Dow Chemical Co.               COM              260543103      289     6604 SH       Sole                     6604
Du Pont                        COM              263534109     2511    59080 SH       Sole                    59080
Duke-Weeks Realty Corp.        COM              264411505      741    22200 SH       Sole                    21400               800
Edison International (formerly COM              281020107      502    11510 SH       Sole                    11510
Emerson Electric               COM              291011104     4011    53700 SH       Sole                    53400               300
ExxonMobil                     COM              30231g102     2372    42232 SH       Sole                    42232
General Electric               COM              369604103     1361    38839 SH       Sole                    38839
GlaxoSmithKline plc            COM              37733W105     3269    64750 SH       Sole                    64250               500
Hawaiian Electric              COM              419870100     1282    49500 SH       Sole                    49500
Healthcare Property Investors, COM              421915109     1459    57100 SH       Sole                    57100
Healthcare Realty Trust        COM              421946104      299     9000 SH       Sole                     9000
Heinz (H.J.)                   COM              423074103     1873    55560 SH       Sole                    55260               300
Hillenbrand Industries         COM              431573104      504    10200 SH       Sole                    10200
IShares MSCI Japan Index       COM              464286848     1091    80700 SH       Sole                    79700              1000
Intel Corp.                    COM              458140100      774    31000 SH       Sole                    31000
Johnson & Johnson              COM              478160104     2646    44022 SH       Sole                    44022
Kimberly-Clark                 COM              494368103     1527    25600 SH       Sole                    25600
Liberty Media Corporation Clas COM              530718105     1032   131108 SH       Sole                   130068              1040
Lilly, Eli                     COM              532457108      924    16320 SH       Sole                    16320
Lincoln National Corp.         COM              534187109      740    13953 SH       Sole                    13953
Microsoft                      COM              594918104     2789   106654 SH       Sole                   105854               800
New Plan Excel Realty Trust    COM              648053106     1693    73050 SH       Sole                    72550               500
Norfolk Southern               COM              655844108      359     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1728   141484 SH       Sole                   141484
PACCAR Inc.                    COM              693718108      215     3100 SH       Sole                     3100
PG&E Corporation               COM              69331C108     1084    29212 SH       Sole                    29212
Pepsico Inc.                   COM              713448108     2610    44179 SH       Sole                    43879               300
Pfizer Inc.                    COM              717081103     1183    50725 SH       Sole                    50725
Plum Creek Timber Company, Inc COM              729251108     3088    85650 SH       Sole                    85150               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    22774   393470 SH       Sole                   392983               487
Rayonier Inc.                  COM              754907103     1381    34650 SH       Sole                    34350               300
Royal Dutch Shell ADR Class A  COM              780259206      311     5050 SH       Sole                     5050
Safeguard Scientifics          COM              786449108      309   160100 SH       Sole                   160100
Schering Plough                COM              806605101     1165    55860 SH       Sole                    55360               500
Scottish Power PLC ADS (frmly  COM              81013t705      357     9557 SH       Sole                     9557
Telecom Corp. of New Zealand A COM              879278208     1608    49200 SH       Sole                    48700               500
The India Fund                 COM              454089103      903    22720 SH       Sole                    22720
TransCanada PL                 COM              893526103     3005    95450 SH       Sole                    95150               300
Unilever PLC                   COM              904767704     2355    58700 SH       Sole                    58700
Union Pacific Corp.            COM              907818108      443     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      398    17000 SH       Sole                    17000
United Technologies            COM              913017109     2235    39976 SH       Sole                    39976
Verizon Corporation            COM              92343V104     1264    41958 SH       Sole                    41958
Washington REIT SBI            COM              939653101      212     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1670    32400 SH       Sole                    32200               200
ASA (Bermuda) Limited          COM              002050102     3537    64300 SH       Sole                    63800               500
Central Fund of Canada Ltd.    COM              153501101     2842   417300 SH       Sole                   417300
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103      138    95700 SH       Sole                    95700
Freeport McMoRan Copper & Gold COM              35671D857     1057    19650 SH       Sole                    19650
Goldcorp, Inc.                 COM              380956409     3391   152200 SH       Sole                   150700              1500
Hecla Mining                   COM              422704106      455   112000 SH       Sole                   112000
IAMGOLD Corporation            COM              450913108      860   110000 SH       Sole                   110000
Kinross Gold Corporation       COM              496902404      352    38200 SH       Sole                    38200
Newmont Mining                 COM              651639106     7459   139682 SH       Sole                   138682              1000
Pan American Silver Corp.      COM              697900108     2096   111310 SH       Sole                   111310
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      960    38000 SH       Sole                    37500               500
ING Groep NV 6.125 Perpetual D PFD              456837509      463    19000 SH       Sole                    19000
Lehman Brothers Holdings 6.5%  PFD              524908720     3234   123200 SH       Sole                   122200              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1122    44000 SH       Sole                    44000
Royal Bank of Scotland 6.35% P PFD              780097770      930    37000 SH       Sole                    36000              1000
Pimco High Income Fund Ser. T  COM              722014305      850       34 SH       Sole                       32                 2
Templeton Global Income Fund   COM              880198106      361    45200 SH       Sole                    43200              2000